Note 5 - Short-term investments (Details Textual) - US Treasury Bill Securities [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Investment Owned, Balance, Principal Amount	$ 18,155	$ 17,605
Investment Owned, Cost	$ 17,916	$ 17,373